Commitments and Contingencies - Additional Information (Details) - USD ($)	1 Months Ended
	Aug. 31, 2024	May 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Payment to former chief financial officer	$ 100,000	$ 100,000
Separation benefits obligation			$ 0	$ 0
Liabilities recorded for indemnification provisions			$ 0	$ 0